[LOGO]                                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104


                                          DODIE KENT
                                          Vice President and Counsel
                                          212 314-3970
                                          Fax: 212-707-7947


March 11, 2005

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   MONY America Variable Account A (the "Registrant")
           Registration Nos. 333-91776 and 811-05166; 333-92066 and 811-05166;
           333-72632 and 811-05166; 333-59717 and 811-05166; 033-20453 and
           811-05166; 033-20696 and 811-05166; and 033-14362 and 811-05166 (MONY
           L Variable Annuity; MONY C Variable Annuity; MONY Variable Annuity; MONY Custom Master; The MONYMaster, FPVA II; The ValueMaster; The MONYMaster, FPVA I; respectively.)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners annual reports for the period ended December 31, 2004 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - UNDERLYING FUNDS:
    -  AIM V.I. Basic Value Fund
    -  AIM V.I. Mid Cap Core Equity Fund
    -  AIM V.I. Financial Services Fund
    -  AIM V.I. Health Sciences Fund
    -  AIM V.I. Technology Fund

o   THE ALGER AMERICAN FUND - UNDERLYING FUNDS:
    -  Alger American Balanced Portfolio
    -  Alger American MidCap Growth Portfolio

o   DREYFUS INVESTMENT PORTFOLIOS - UNDERLYING FUNDS:
    -  Small Cap Stock Index Portfolio

o   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

o   DREYFUS STOCK INDEX FUND, INC.


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o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/MONY Diversified Portfolio
    -  EQ/MONY Equity Growth Portfolio
    -  EQ/MONY Equity Income Portfolio
    -  EQ/MONY Government Securities Portfolio
    -  EQ/MONY Intermediate Term Bond Portfolio
    -  EQ/MONY Long Term Bond Portfolio
    -  EQ/MONY Money Market Portfolio
    -  EQ/ENTERPRISE Capital Appreciation Portfolio
    -  EQ/ENTERPRISE Deep Value Portfolio
    -  EQ/ENTERPRISE Equity Portfolio
    -  EQ/ENTERPRISE Equity Income Portfolio
    -  EQ/ENTERPRISE Global Socially Responsive Portfolio
    -  EQ/ENTERPRISE Growth Portfolio
    -  EQ/ENTERPRISE Growth and Income Portfolio
    -  EQ/ENTERPRISE High-Yield Bond
    -  EQ/ENTERPRISE International Growth Portfolio
    -  EQ/ENTERPRISE Managed Portfolio
    -  EQ/ENTERPRISE Mergers and Acquisitions Portfolio
    -  EQ/ENTERPRISE Multi-Cap Growth Portfolio
    -  EQ/ENTERPRISE Short Duration Bond Portfolio
    -  EQ/ENTERPRISE Small Company Growth Portfolio
    -  EQ/ENTERPRISE Small Company Value Portfolio
    -  EQ/ENTERPRISE Total Return Portfolio


o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - UNDERLYING FUNDS:
    -  Contrafund(R) Portfolio
    -  Growth Portfolio
    -  Growth Opportunities Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - UNDERLYING FUNDS:
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - UNDERLYING FUNDS:
    -  Balanced Portfolio
    -  Capital Appreciation Portfolio
    -  Flexible Income Porfolio
    -  International Growth Portfolio
    -  Mid Cap Growth Portfolio
    -  Worldwide Growth Portfolio

o   LORD ABBETT SERIES FUND - UNDERLYING FUNDS:
    -  Lord Abbett Bond-Debenture Portfolio
    -  Lord Abbett Growth and Income Portfolio
    -  Lord Abbett Mid-Cap Value Portfolio


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o   MFS(R) VARIABLE INSURANCE TRUST - UNDERLYING SERIES:
    -  MFS(R) Mid Cap Growth Series
    -  MFS(R) New Discovery Series
    -  MFS(R) Total Return Series
    -  MFS(R) Utilities Series

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - UNDERLYING FUNDS:
    -  Oppenheimer Global Securities Fund/VA
    -  Oppenheimer Main Street(R) Fund/VA

o   PBHG INSURANCE SERIES FUND - UNDERLYING FUNDS:
    -  PBHG Mid-Cap Portfolio
    -  PBHG Select Value Portfolio

o   PIMCO ADVISORS VIT - UNDERLYING FUNDS:
    -  OpCap Equity Portfolio
    -  OpCap Small Cap Portfolio
    -  OpCap Managed Portfolio
    -  OpCap U. S. Government Income Portfolio

o   PIMCO VARIABLE INSURANCE TRUST - UNDERLYING FUNDS:
    -  Global Bond Portfolio (Unhedged)
    -  Real Return Portfolio
    -  StocksPLUS Growth & Income Portfolio

o   PROFUNDS - UNDERLYING FUNDS:
    -  ProFund VP Bear
    -  ProFund VP Rising Rates Opportunity
    -  ProFund VP UltraBull

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UNDERLYING FUNDS:
    -  Emerging Markets Equity Portfolio
    -  Global Value Equity Portfolio
    -  U.S. Real Estate Portfolio

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,



/S/ DODIE KENT
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Dodie Kent